Current income tax receivables and payables (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Current Tax Assets [Line Items]
Income taxes Receivable	€ 191	€ 191
Other taxes and duties Receivable	561	729
Tax asset total	752	920
Income taxes Payable	440	472
Other taxes and duties Payable	1,432	1,472
Total taxes and duties payable current	€ 1,872	€ 1,944